File Nos. 333-87233

811-09585

As filed with the Securities and Exchange Commission on May 10, 2013

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 19	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 20	☒

(Check appropriate box or boxes)

PIONEER RESEARCH FUND

(formerly Pioneer Core Equity Fund)

(Exact Name of Registrant as Specified in Charter)

60 State Street, Boston, Massachusetts 02109

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (617) 742-7825

Terrence J. Cullen, Secretary, Pioneer Research Fund

60 State Street, Boston, Massachusetts 02109

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)

☐	on [date] pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on [date] pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on [date] pursuant to paragraph (a)(2)of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 19 to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 10th day of May, 2013.

PIONEER RESEARCH FUND

By:	/s/ Daniel K. Kingsbury
Daniel K. Kingsbury
Executive Vice President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated below on May 10, 2013:

Signature	Title

John F. Cogan, Jr.*	President (Principal Executive
John F. Cogan, Jr.	Officer) and Trustee

Mark E. Bradley*	Treasurer (Principal Financial
Mark E. Bradley	and Accounting Officer)

David R. Bock*	Trustee
David R. Bock

John F. Cogan, Jr.*	Trustee
John F. Cogan, Jr.

Benjamin M. Friedman*	Trustee
Benjamin M. Friedman

Margaret B. W. Graham*	Trustee
Margaret B. W. Graham

/s/ Daniel K. Kingsbury	Executive Vice President and
Daniel K. Kingsbury	Trustee

Thomas J. Perna*	Chairman of the Board and
Thomas J. Perna	Trustee

Marguerite A. Piret*	Trustee
Marguerite A. Piret

Stephen K. West*	Trustee
Stephen K. West

*By: /s/ Daniel K. Kingsbury	Dated: May 10, 2013
Daniel K. Kingsbury
Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase